Income tax -Improvements to income tax disclosures (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income tax
Non-Chinese mainland	¥ 402
Total	¥ 402	¥ 500